Inventories, Net - Summary of Analysis of Inventories (Detail) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Classes of current inventories [abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 26,311,415		$ 26,131,521
Less: Reserve for obsolete and slow-moving inventories	(2,316,282)		(1,946,211)
Total	$ 23,995,133	$ 1,236	$ 24,185,310